Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Summary of NRG's material related-party transactions with affiliates
The following table summarizes NRG's material related party transactions with affiliates that are included in the Company's operating revenues, operating costs and other income and expense:

	Year Ended December 31,
	2011	2010	2009
	(In millions)
Revenues from Related Parties Included in Operating Revenues
MIBRAG (a)	$—	$—	$2
Gladstone	7	3	2
GenConn (b)(c)	3	5	7
Total	$10	$8	$11
Expenses from Related Parties Included in Cost of Operations
Cost of purchased coal — MIBRAG (a)	$—	$—	$43
Interest income from Related Parties Included in Other Income and Expense
GenConn (b)(c)	1	3	2
Kraftwerke Schkopau GBR	4	4	4
Total	$5	$7	$6

(a)	The period in 2009 is from January 1, 2009, to June 10, 2009.

(b)	The period in 2009 is from April 1, 2009, to December 31, 2009.

(c)	The period in 2011 is from January 1, 2011 to June 30, 2011.